May 6, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

               Re:  HSBC Funds Trust
                    Reg. No. 33-1312
                    File No. 811-4453

Dear Sir or Madam:

               On behalf of HSBC Funds Trust (the "Registrant") we are hereby filing with the Commission pursuant to Rule 497(j) under the Securities Act of 1933 the definitive Prospectus and Statement of Additional Information of the Registrant.

               We certify that the form of Prospectus and Statement of
Additional Information that would have been filed under paragraph
(c) of this section does not differ from that contained in Post-Effective Amendment No. 18 which was filed electronically on
April 29, 1997.

               If you have any questions or comments concerning the enclosed, please call me at (212) 891-3947.

                                             Sincerely,


                                             Thomas M. Majewski